Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details)	12 Months Ended			12 Months Ended						0 Months Ended					12 Months Ended						12 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 Pension And SERP Benefits [Member] USD ($)	Dec. 31, 2014 Retiring After April First Nineteen Eighty Nine [Member]	Dec. 31, 2014 Domestic And Foreign Employees [Member] USD ($)	Dec. 31, 2014 SERP [Member] USD ($)	Dec. 31, 2014 MacDermid, Incorporated Employees' Pension Plan [Member] USD ($)	Dec. 31, 2014 Retiring Prior To March Thirty First Nineteen Eighty Nine [Member]	Oct. 13, 2014 UK Pension Plan [Member] GBP (£)	Dec. 31, 2014 UK Pension Plan [Member] USD ($)	Dec. 31, 2013 UK Pension Plan [Member] USD ($)	Dec. 31, 2014 Pension Plan [Member] USD ($)	Dec. 31, 2013 Pension Plan [Member] USD ($)	Dec. 31, 2014 Pension Plan [Member] Domestic Defined Benefit Post Employment Compensation Plan [Member] USD ($)	Dec. 31, 2014 United States Pension Plan of US Entity [Member] USD ($)	Dec. 31, 2014 Supplemental Employee Retirement Plan [Member] USD ($)	Dec. 31, 2013 Supplemental Employee Retirement Plan [Member] USD ($)	Dec. 31, 2014 Foreign Postretirement Benefit Plan [Member] Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Foreign Postretirement Benefit Plan [Member] Other Current Liabilities [Member] USD ($)	Dec. 31, 2014 Other Postretirement Benefit Plan [Member]	Dec. 31, 2014 Minimum [Member] Medical And Dental Plan [Member]	Dec. 31, 2014 Minimum [Member] Other Postretirement Benefit Plan [Member]	Dec. 31, 2014 Maximum [Member] Medical And Dental Plan [Member]	Dec. 31, 2014 Maximum [Member] Other Postretirement Benefit Plan [Member]	Dec. 31, 2013 Successor [Member] USD ($)	Dec. 31, 2013 Successor [Member] Foreign Pension Plan [Member] USD ($)	Dec. 31, 2014 Successor [Member] Foreign Pension Plan [Member] USD ($)	Dec. 31, 2013 Successor [Member] Foreign Pension Plan [Member] Pension And SERP Benefits [Member] USD ($)	Dec. 31, 2014 Successor [Member] Foreign Pension Plan [Member] Pension And SERP Benefits [Member] USD ($)	Dec. 31, 2013 Successor [Member] Domestic Postretirement Benefit Plan of Foreign Entity [Member] USD ($)	Dec. 31, 2014 Successor [Member] Domestic Postretirement Benefit Plan of Foreign Entity [Member] USD ($)	Dec. 31, 2013 Successor [Member] Domestic Pension Plan of Foreign Entity [Member] USD ($)	Dec. 31, 2014 Successor [Member] Domestic Pension Plan of Foreign Entity [Member] USD ($)	Dec. 31, 2013 Successor [Member] Domestic Pension Plan of Foreign Entity [Member] Pension And SERP Benefits [Member] USD ($)	Dec. 31, 2014 Successor [Member] Domestic Pension Plan of Foreign Entity [Member] Pension And SERP Benefits [Member] USD ($)	Dec. 31, 2014 Successor [Member] Foreign Postretirement Benefit Plan [Member] USD ($)	Dec. 31, 2013 Successor [Member] Foreign Postretirement Benefit Plan [Member] USD ($)	Dec. 31, 2013 Successor [Member] MacDermid [Member] USD ($)	Oct. 31, 2013 Predecessor [Member] Foreign Pension Plan [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] Foreign Pension Plan [Member] USD ($)	Dec. 31, 2011 Predecessor [Member] Foreign Pension Plan [Member] USD ($)	Oct. 31, 2013 Predecessor [Member] Foreign Pension Plan [Member] Pension And SERP Benefits [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] Foreign Pension Plan [Member] Pension And SERP Benefits [Member] USD ($)	Oct. 31, 2013 Predecessor [Member] Domestic Postretirement Benefit Plan of Foreign Entity [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] Domestic Postretirement Benefit Plan of Foreign Entity [Member] USD ($)	Dec. 31, 2011 Predecessor [Member] Domestic Postretirement Benefit Plan of Foreign Entity [Member] USD ($)	Oct. 31, 2013 Predecessor [Member] Domestic Pension Plan of Foreign Entity [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] Domestic Pension Plan of Foreign Entity [Member] USD ($)	Dec. 31, 2011 Predecessor [Member] Domestic Pension Plan of Foreign Entity [Member] USD ($)	Oct. 31, 2013 Predecessor [Member] Domestic Pension Plan of Foreign Entity [Member] Pension And SERP Benefits [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] Domestic Pension Plan of Foreign Entity [Member] Pension And SERP Benefits [Member] USD ($)	Oct. 31, 2013 Predecessor [Member] Foreign Postretirement Benefit Plan [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] Foreign Postretirement Benefit Plan [Member] USD ($)	Dec. 31, 2014 Long-term Growth [Member]	Dec. 31, 2014 Near-term Benefit Payments [Member]	Dec. 31, 2014 Equity Securities [Member]	Dec. 31, 2014 Limited Partnership Interests and Managed Equity Funds [Member]	Dec. 31, 2013 Limited Partnership Interests and Managed Equity Funds [Member]	Dec. 31, 2014 Bond Mutual Fund Holdings [Member]	Dec. 31, 2013 Bond Mutual Fund Holdings [Member]	Dec. 31, 2014 Cash [Member]	Dec. 31, 2013 Cash [Member]	Dec. 31, 2014 Cash [Member] UK Pension Plan [Member]	Dec. 31, 2013 Cash [Member] UK Pension Plan [Member]	Dec. 31, 2013 Equity Funds [Member]	Dec. 31, 2013 Equity Funds [Member] UK Pension Plan [Member]	Dec. 31, 2014 Insurance Buy In Policy [Member] UK Pension Plan [Member]	Dec. 31, 2014 Bond Funds [Member] UK Pension Plan [Member]	Dec. 31, 2013 Bond Option [Member] UK Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) [Line Items]
Service cost																											$ 100,000	$ 800,000	$ 100,000	$ 800,000		$ 100,000	$ 700,000		$ 700,000	$ 0				$ 600,000	$ 700,000		$ 600,000	$ 700,000		$ 100,000		$ 3,600,000	$ 3,600,000		$ 3,600,000	$ 3,600,000
Net periodic (benefit) cost						2,100,000	2,700,000	3,500,000																					(100,000)	300,000					(2,700,000)	(2,800,000)							(600,000)	(100,000)							3,900,000	3,100,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments																																							3,000,000
Pension and Other Postretirement Benefit Expense	3,200,000
Defined Benefit Plan, Benefit Obligation											83,200,000	67,600,000	150,500,000	131,300,000			7,100,000	6,100,000	4,100,000	3,800,000							73,100,000	88,300,000			6,800,000	7,400,000	137,400,000	157,600,000			300,000	300,000		72,900,000	75,000,000	67,600,000			6,600,000	6,900,000	6,000,000	142,000,000	144,300,000	121,500,000			300,000	400,000
Defined Benefit Plan, Expected Contributions in Fiscal Year Four															0	0
Defined Benefit Plan, Expected Contributions in Fiscal Year Two															0	0
Defined Benefit Plan, Expected Contributions in Fiscal Year Three															0	0
Defined Benefit Plan, Expected Contributions in Next Fiscal Year															0	0
Defined Benefit Plan, Expected Contributions in Fiscal Year Five															0	0
Defined Benefit Plan, Target Plan Asset Allocations																																																							75.00%	25.00%
Defined Benefit Plan, Actual Plan Asset Allocations																																																									25.00%	58.00%	65.00%	9.00%	9.00%	8.00%	4.00%	1.00%	3.00%	22.00%	13.00%	89.00%	10.00%	84.00%
Defined Benefit Plan, Benefit Obligation, Transferred (in Pounds)										49,700,000
Defined Benefit And Postretirement Plan Service Period																						10 years		20 years
Annual Cost Increase for Post-retirement Medical Benefits, Limit					3.00%				5.00%														2.00%		4.00%
Defined Benefit Plan, Benefit Obligation, Percentage Allocated to Retirees																					27.00%
Defined Benefit Plan, Benefit Obligation, Percentage Allocated to Fully Eligible Active Participants																					40.00%
Defined Benefit Plan, Benefit Obligation, Percentage Allocated to Other Active Participants																					33.00%
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(17,300,000)	(21,100,000)	(30,900,000)								9,900,000															3,500,000	(2,100)	(10,100)			(100)	(600)	5,700	(10,400)						10,800	(16,900)				100	300		10,500	(35,000)				(100)
Defined Benefit Plan, Accumulated Benefit Obligation		231,500,000	191,800,000
Defined Benefit Plan, Curtailments																											200,000		0	0			(3,000,000)		(3,000,000)	0							0	100,000							0	0
Interest cost on the projected benefit obligation																											500,000	3,000,000	500,000	3,000,000	100,000	300,000	1,200,000	6,900,000	1,200,000	6,900,000				2,500,000	3,100,000		2,500,000	3,100,000	200,000	300,000		5,200,000	6,100,000		5,200,000	6,100,000
Defined Benefit Plan, Expected Return on Plan Assets																													(700,000)	(3,500,000)					(1,600,000)	(9,700,000)							(4,100,000)	(4,500,000)							(6,600,000)	(7,300,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)				0																									0	0					0	0							0								100,000	100,000
Defined Benefit Plan, Amortization of Gains (Losses)																													$ 0	$ 0					$ 0	$ 0							$ 400,000	$ 500,000							$ 1,600,000	$ 600,000